Compensation and benefits	12 Months Ended
Dec. 31, 2022
Compensation and benefits
10 Compensation and benefits
in	2022	2021	2020
Compensation and benefits (CHF million)
Salaries and variable compensation	7,274	7,533	8,401
Social security	605	622	653
Other [1]	934	808	836
Compensation and benefits	8,813	8,963	9,890
1
Included pension-related expenses of CHF 501 million, CHF 503 million and CHF 517 million in 2022, 2021 and 2020, respectively, related to service costs for defined benefit pension plans and employer contributions for defined contribution plans.

Bank
Compensation and benefits
10 Compensation and benefits
in	2022	2021	2020
Compensation and benefits (CHF million)
Salaries and variable compensation	6,376	6,730	7,521
Social security	508	530	559
Other [1]	805	751	780
Compensation and benefits	7,689	8,011	8,860
1
Included pension-related expenses of CHF 440 million, CHF 497 million and CHF 503 million in 2022, 2021 and 2020, respectively, relating to service costs for defined benefit pension plans and employer contributions for defined contribution pension plans.